Consolidated Statements Of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net sales	$ 1,758.5		$ 1,318.4		$ 1,284.6
Cost of products sold	1,225.1		919.2		902.0
Gross profit	533.4		399.2		382.6
Operating costs and expenses:
Advertising, selling, general and administrative expenses	349.9		278.4		266.7
Amortization of intangibles	19.9		6.3		6.7
Restructuring charges (income)	24.3		(0.7)		(0.5)
Total operating costs and expenses	394.1		284.0		272.9
Operating income	139.3	[1]	115.2	[1]	109.7	[1]
Non-operating expense (income):
Interest expense, net	89.3		77.2		78.3
Equity in earnings of joint ventures	(6.9)		(8.5)		(8.3)
Other expense, net	61.3		3.6		1.2
Income (loss) from continuing operations before income tax	(4.4)		42.9		38.5
Income tax (benefit) expense	(121.4)		24.3		30.7
Income from continuing operations	117.0		18.6		7.8
Income (loss) from discontinued operations, net of income taxes	(1.6)		38.1		4.6
Net income	$ 115.4		$ 56.7		$ 12.4
Basic income per share:
Income from continuing operations	$ 1.24		$ 0.34		$ 0.14
Income (loss) from discontinued operations	$ (0.02)		$ 0.69		$ 0.08
Basic income per share	$ 1.23		$ 1.03		$ 0.23
Diluted income per share:
Income from continuing operations	$ 1.22		$ 0.32		$ 0.14
Income (loss) from discontinued operations	$ (0.02)		$ 0.66		$ 0.08
Diluted income per share	$ 1.20		$ 0.98		$ 0.22
Weighted average number of shares outstanding:
Basic	94.1		55.2		54.8
Diluted	96.1		57.6		57.2

[1]	Operating income as presented in the segment table above is defined as i) net sales; ii) less cost of products sold; iii) less advertising, selling, general and administrative expenses; iv) less amortization of intangibles; and v) less restructuring.